Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of long-term investments
	As of December 31,
	2020	2019

Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$67,926	$78,941
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP ("Jiazhong")	1,532,591	-
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. ("Zhongfei")	459,774	-
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	306,518	286,689
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.("Cheyi")	243,332	-
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	76,630	71,672
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	76,630	71,672
Zhejiang Qianshier Household Co., Ltd.("Qianshier")	76,630	-
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	76,630	-
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	76,630	-
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	41,380	38,703
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	27,587	12,901
Beijing Yunshang E-commerce Co., Ltd. (“Yunshang E-commerce”)	22,989	21,502
Total	$3,085,247	$582,080